Condensed Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
Contract revenue	SFr 16,232	SFr 2,296
Total revenue	16,232	2,296
Operating expenses
Research & development expenses	(22,220)	(32,742)
General & administrative expenses	(7,714)	(8,334)
Other operating income/(expense), net	107	21
Total operating expenses	(29,827)	(41,055)
Operating loss	(13,595)	(38,759)
Financial income	399	1,145
Financial expense	(126)	(103)
Exchange differences	395	(2,501)
Finance result, net	668	(1,459)
Loss before tax	(12,927)	(40,218)
Loss for the period	SFr (12,927)	SFr (40,218)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.13)	SFr (0.4)
Diluted loss per share for the period attributable to equity holders	SFr (0.13)	SFr (0.4)